Summary of Material Accounting Policies - Summary of Net Cash Flows Generated By (Used In) of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	₱ 85,765	₱ 76,200	₱ 91,970
Investing activities	(55,118)	(33,006)	(103,640)
Financing activities	(39,418)	(42,304)	(4,904)
Net effect of foreign exchange rate changes on cash and cash equivalents	(263)	414	244
Net cash outflows	(9,034)	1,304	₱ (16,330)
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	(120)	(20)
Investing activities	31	4
Financing activities	(50)	(80)
Net effect of foreign exchange rate changes on cash and cash equivalents	8
Net cash outflows	₱ (131)	₱ (96)